Commitments and Contingencies - Charter Hire Receivable (Table) (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Commitments And Contingencies
June 30, 2024	$ 653,311
June 30, 2025	481,418
June 30, 2026	271,997
June 30, 2027	220,782
Thereafter	200,244
Total minimum lease revenue, net of address commissions	$ 1,827,752